FORWARD FUNDS

Supplement dated May 10, 2013

to the

Forward Funds Investor Class and Institutional Class Prospectus, Forward Funds Class A, Class B, Class C and

Advisor Class Prospectus, and the Forward Funds Statement of Additional Information

each dated May 1, 2013

IMPORTANT NOTICE REGARDING CHANGE IN PORTFOLIO MANAGER

The following information applies to the Forward International Small Companies Fund (the “Fund”) only:

Effective immediately, Michael McLaughlin is no longer involved in the day-to-day management of the Fund. Accordingly, effective immediately, all references to Mr. McLaughlin in each of the prospectuses and the statement of additional information are deleted.

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PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP ISC PM 05102013